CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (4,811,713)	$ (677,714)	¥ (7,507,653)	¥ (6,808,739)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation of property and equipment	727,200	102,423	755,452	538,601
Amortization of intangible assets	2,003,200	282,145	2,581,325	1,903,226
Amortization of right-of-use assets	169,294	23,845	229,295	161,873
Amortization of debt issuance costs	23,299	3,282	48,167	25,234
Share-based compensation expenses	1,132,644	159,530	1,040,683	999,817
Allowance for/(reversal of) expected credit losses	(16,000)	(2,254)	130,549	189,165
Inventory provision	10,431	1,469	191,088	24,454
Deferred income taxes	(25,376)	(3,574)	(36,495)	(21,492)
Unrealized exchange (gains)/losses	931	131	2,277	(6,592)
Unrealized fair value changes of investments	66,462	9,361	251,383	200,274
Loss on disposal of property and equipment	646	91	748	611
Termination expenses of certain game projects	354,811	49,974	525,762
Gain from disposal of subsidiaries and long-term investments	(3,857)	(543)	(178,378)	(4,413)
Loss from equity method investments	112,100	15,795	211,620	37,179
Revaluation of previously held equity interests	86,680	12,209	(152,153)	31,462
Impairments of long-term investments	278,900	39,281	465,645	91,493
Gain of convertible senior notes repurchase	(292,213)	(41,157)	(1,318,594)
Changes in operating assets and liabilities:
Accounts receivable	(262,215)	(36,932)	(59,866)	(429,460)
Amount due from related parties	75,273	10,602	(74,117)	8,792
Prepayments and other assets	342,537	48,245	(556,214)	(1,747,744)
Other long-term assets	185,783	26,167	(444,326)	(138,396)
Accounts payable	(60,458)	(8,517)	46,862	1,056,847
Salary and welfare payable	(182,171)	(25,658)	396,113	254,213
Taxes payable	29,006	4,085	130,684	77,365
Deferred revenue	133,902	18,859	173,935	494,551
Accrued liabilities and other payables	341,102	48,042	(1,026,319)	319,702
Amount due to related parties	(12,007)	(1,691)	(21,210)
Other long-term liabilities	(141,594)	(19,943)	282,367	94,969
Net cash (used in)/provided by operating activities	266,600	37,553	(3,911,370)	(2,647,008)
Cash flows from investing activities:
Purchase of property and equipment	(181,897)	(25,620)	(760,427)	(965,410)
Purchase of intangible assets	(1,148,247)	(161,727)	(1,977,897)	(2,721,799)
Purchase of short-term investments	(13,547,650)	(1,908,147)	(70,578,711)	(71,748,847)
Maturities of short-term investments	16,328,255	2,299,787	81,698,532	60,524,888
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(70,000)	(9,859)	(1,179,764)	(521,984)
Cash paid for long-term investments including loans	(132,602)	(18,677)	(1,466,311)	(6,716,491)
Repayment of loans from investees	684,834	96,457	596,766	539,225
Cash received from disposal/return of long-term assets	100,574	14,166	612,214	74,604
Placements of time deposits	(9,961,925)	(1,403,108)	(10,245,026)	(10,697,444)
Maturities of time deposits	9,690,806	1,364,921	13,909,967	7,655,147
Impact to cash resulting from deconsolidation of subsidiaries			(125)
Net cash (used in)/provided by investing activities	1,762,148	248,193	10,609,218	(24,578,111)
Cash flows from financing activities:
Proceeds of short-term loan	1,950,482	274,720	1,701,532	1,332,597
Repayment of short-term loan	(2,032,295)	(286,243)	(1,450,627)	(214,882)
Purchase of noncontrolling interests	(7,027)	(990)	(56,741)	(104,696)
Capital injections from noncontrolling interests				2,187
Proceeds from exercise of employees' share options	2		4	3
Proceeds from issuance of ordinary shares net of issuance costs	2,689,380	378,792		19,288,423
Repurchase of shares			(347,581)
Proceeds from/(Repurchase of) issuance of convertible senior notes, net of issuance costs of US$23,402, nil and nil, respectively	(7,675,227)	(1,081,033)	(4,201,506)	10,085,520
Net cash provided by/(used in) financing activities	(5,074,685)	(714,754)	(4,354,919)	30,389,152
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	100,349	14,134	321,350	(319,034)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(2,945,566)	(414,874)	2,664,279	2,844,999
Cash and cash equivalents and restricted cash at beginning of the year	10,187,387	1,434,863	7,523,108	4,678,109
Cash and cash equivalents and restricted cash at end of the year	7,241,821	1,019,989	10,187,387	7,523,108
Cash and cash equivalents and restricted cash at end of the year	7,191,821	1,012,947	10,172,584	7,523,108
Restricted cash at end of the year	50,000	7,042	14,803
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	103,391	14,562	80,591	73,717
Cash paid for interest expense	167,291	23,562	200,172	116,226
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchases financed by accounts payable	65,377	9,208	46,066	183,203
Acquisitions and investments financed by/(reduction of) payables	(80,000)	(11,268)	202,018	731,503
Intangible assets purchases financed by payables	¥ 783,828	$ 110,400	824,929	830,596
Issuance of ordinary shares in the business combination, purchase of noncontrolling interests and investment addition				1,207,980
Issuance of ordinary shares in connection with debt conversion			¥ 96	¥ 449,914